Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at January 1	$ 490	$ 0
Increases for positions taken in current year	0	490
Unrecognized tax benefits at December 31	$ 490	$ 490